Organization and Principal Activities (Details)						6 Months Ended
	Mar. 26, 2025 shares	Jul. 13, 2024 shares	Jun. 24, 2024 USD ($)	Jun. 12, 2024 USD ($)	Jul. 13, 2023 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024	Jun. 24, 2024 HKD ($)	Jun. 12, 2024 HKD ($)
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)	2,500
Recognized of gain (in Dollars) | $			$ 128,000
Loss from deconsolidation of subsidiarie (in Dollars) | $						$ 32,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)						1
ADS [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)		50			1
BC Wealth Management Limited (“BCWM”) [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries				100.00%
Consideration value				$ 70,000					$ 550,000
Lion Asset Management Limited (“LAML”) [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries			51.00%
Consideration value			$ 140,000					$ 1,100,000
Lion Fintech Group Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries							100.00%
Royal Lion Investment Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries							70.00%
Royal Lion Middle East [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries							70.00%
Lion Multi-Series Fund SPC [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries						100.00%
Lion Silver Capital Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries						51.00%